Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Schedule of Renewable Energy Credit Commitments
The Company's commitments to third parties under REC sales contracts for each of the next five years and thereafter are as follows:

(in thousands)	Number of
Year ended December 31,	RECs
2026	21
2027	21
2028	21
2029	21
2030	20
Thereafter	144
Total	248
The Company's commitments to third parties under REC sales contracts for each of the next five years and thereafter are as follows:

(in thousands)
Period ended June 30,	Number of RECs
2026-2027	13
2027-2028	21
2028-2029	21
2029-2030	21
2030-2031	20
Thereafter	144
Total	240

Schedule of Maturity of Operating Lease
Maturities of the Company’s lease liabilities for each of the next five years and thereafter are as follows:

(in thousands)
Year ended December 31,	Operating Leases	Finance Leases
2026	$10,822	$18
2027	13,733	3
2028	10,980	—
2029	11,363	—
2030	11,476	—
Thereafter	410,823	—
Total lease payments	469,197	21
Less: Imputed interest	(294,678)	(1)
Present value of lease liabilities	$174,519	$20
Maturities of the Company’s ASC 842 lease liabilities for each of the next five years and thereafter are as follows:

(in thousands)
Period ended June 30,	Operating Leases	Finance Leases
2026-2027	$13,688	$12
2027-2028	10,935	—
2028-2029	11,037	—
2029-2030	11,391	—
2030-2031	11,553	—
Thereafter	403,582	—
Total lease payments	462,186	12
Less: Imputed interest	(288,703)	—
Present value of lease liabilities	$173,483	$12

Schedule of Maturity of Finance Lease
Maturities of the Company’s lease liabilities for each of the next five years and thereafter are as follows:

(in thousands)
Year ended December 31,	Operating Leases	Finance Leases
2026	$10,822	$18
2027	13,733	3
2028	10,980	—
2029	11,363	—
2030	11,476	—
Thereafter	410,823	—
Total lease payments	469,197	21
Less: Imputed interest	(294,678)	(1)
Present value of lease liabilities	$174,519	$20
Maturities of the Company’s ASC 842 lease liabilities for each of the next five years and thereafter are as follows:

(in thousands)
Period ended June 30,	Operating Leases	Finance Leases
2026-2027	$13,688	$12
2027-2028	10,935	—
2028-2029	11,037	—
2029-2030	11,391	—
2030-2031	11,553	—
Thereafter	403,582	—
Total lease payments	462,186	12
Less: Imputed interest	(288,703)	—
Present value of lease liabilities	$173,483	$12

Schedule of Future Minimum Payments Under Non-Cancellable Terms	Future minimum payments under the non-cancellable terms of these non-ASC 842 arrangements are as follows for each of the next five years and thereafter:

(in thousands)
Period ended June 30,	Amount
2026-2027	$1,503
2027-2028	1,536
2028-2029	1,569
2029-2030	1,603
2030-2031	1,637
Thereafter	16,919
Total payments	$24,767